MORGAN STANLEY CAPITAL I INC. ABS-15G

Exhibit 99.5 - Schedule 1

Report Pulled:	5/2/2024
Loan Count:	12
Fields Reviewed	Count	Percentage
Total Cash Reserves	2	16.67%

Report Pulled:	5/2/2024
Loan Count:	12
Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data
XXXX	XXXX	6964643	XXXX	Total Cash Reserves	XXXX	XXXX
XXXX	XXXX	6964650	XXXX	Total Cash Reserves	XXXX	XXXX